Noncontrolling Interests	12 Months Ended
Dec. 31, 2017
Noncontrolling Interests [Abstract]
NONCONTROLLING INTERESTS
21.	NONCONTROLLING INTERESTS

	Commodities brokerage Services	Investment Advisory services	Institution Subscription services	Rifa Financial Holdings Brokerage services	Other	Total

Balance as of January 1, 2015	$10,994,060	$-	$-	$(31,679)	(36,309)	$10,926,072

Dividends paid to noncontrolling interest	(6,509,680)	-	-	-	-	(6,509,680)
Changes in controlling ownership interest	1,393,508	-	-	-	320,956	1,714,464
Paid-in capital from noncontrolling shareholders	641	-	-	-	-	641
Share-based compensation (Note 16)	724,285	-	-	-	-	724,285
Net income (loss)	4,815,506			(195,587)	(284,647)	4,335,272

Balance as of December 31, 2015	$11,418,320	$-	$-	$(227,266)	$	$11,191,054

Dividends paid to noncontrolling shareholders	(10,117,946)	-	-	-	-	(10,117,946)
Changes in controlling ownership interest	171,542	-	-	-	-	171,542
Deconsolidation	2,404,822	-	-	105,953	-	2,510,775
Share-based compensation (Note 16)	1,162,066	-	-	-	-	1,162,066
Net income (loss)	(9,563,735)	-	-	276,370	-	(9,287,365)

Balance as of December 31, 2016	$(4,524,931)	$-	$-	$155,057	-	$(4,369,874)

Dividends paid to noncontrolling shareholders	-	-	-	-	-	-
Changes in controlling ownership interest	-	-	-	-	-	-
Deconsolidation	809,692	-	-	-	-	809,692
Share-based compensation (Note 16)	876,995	-	-	-	-	876,995
Net income (loss)	(6,388,746)	-	-	736,862	-	(5,651,884)

Balance as of December 31, 2017	$(9,226,990)	$-	$-	$891,919	-	$(8,335,071)